Statement of compliance and material accounting policies - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Details).	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States dollar (U.S.$) [member]
Disclosure of foreign exchange rates [line items]
Closing foreign exchange rate	5.5024	6.19	4.84
Foreign currency exchange rate	5.45	6.1	4.9
Pound Sterling (GBP) [member]
Disclosure of foreign exchange rates [line items]
Closing foreign exchange rate	7.4112	7.76	6.16
Foreign currency exchange rate	7.3	7.71	6.2
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Closing foreign exchange rate	6.4692	6.44	5.35
Foreign currency exchange rate	6.39	6.38	5.34